Consolidated Statements Of Changes In Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total		Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income/(Loss) [Member]	Treasury Stock at Cost [Member]
Balance at Dec. 31, 2013	$ 2,058,849			$ 9,562	$ 1,544,143	$ 540,238	$ (35,030)	$ (64)
Balance, Shares at Dec. 31, 2013				63,744
Net income	176,067					176,067
Unrealized gain on securities, net of tax	1,838						1,838
Unrealized gain on cash flow hedging activities, net of tax	2,141						2,141
Foreign currency translation adjustment, net of tax	(7,280)	[1]					(7,280)
Issuance of stock for employee benefit plans	(67,265)			$ 324	(67,653)			64
Issuance of stock for employee benefit plans, Shares				2,158
Stock option exercises	316			$ 4	312
Stock option exercises, Shares				33
Unit amortization	118,271				118,271
Excess tax benefit (deficit) from stock-based compensation	19,858				19,858
Issuance of common stock for acquisitions	19,243			$ 60	19,183
Issuance of common stock for acquisitions, Shares				401
Balance at Dec. 31, 2014	2,322,038			$ 9,950	1,634,114	716,305	(38,331)
Balance, Shares at Dec. 31, 2014				66,336
Net income	92,336					92,336
Unrealized gain on securities, net of tax	1,389						1,389
Unrealized gain on cash flow hedging activities, net of tax	1,088						1,088
Foreign currency translation adjustment, net of tax	(3,679)	[1]					(3,679)
Issuance of stock for employee benefit plans	(66,000)			$ 263	(75,126)	(2,956)		11,819
Issuance of stock for employee benefit plans, Shares				1,754
Stock option exercises	660			$ 3	(342)			999
Stock option exercises, Shares				17
Unit amortization	167,848				167,848
Excess tax benefit (deficit) from stock-based compensation	14,741				14,741
Purchase of treasury stock	(117,752)							(117,752)
Issuance of common stock for acquisitions	79,747			$ 210	79,537
Issuance of common stock for acquisitions, Shares				1,400
Balance at Dec. 31, 2015	2,492,416			$ 10,426	1,820,772	805,685	(39,533)	(104,934)
Balance, Shares at Dec. 31, 2015				69,507
Net income	81,520					81,520
Unrealized gain on securities, net of tax	5,803						5,803
Unrealized gain on cash flow hedging activities, net of tax	7,288						7,288
Foreign currency translation adjustment, net of tax	(12,600)	[1]					(12,600)
Issuance of stock for employee benefit plans	(61,900)				(158,569)	(6,341)		103,010
Stock option exercises	$ 543				(822)			1,365
Stock option exercises, Shares	31
Unit amortization	$ 189,746				189,746
Excess tax benefit (deficit) from stock-based compensation	(4,904)				(4,904)
Purchase of treasury stock	(113,462)							(113,462)
Preferred offering	145,051		$ 150,000		(4,949)
Preferred offering, Shares			6
Dividend on preferred stock	(3,906)					(3,906)
Issuance of common stock for acquisitions	12,813				(723)			13,536
Balance at Dec. 31, 2016	$ 2,738,408		$ 150,000	$ 10,426	$ 1,840,551	$ 876,958	$ (39,042)	$ (100,485)
Balance, Shares at Dec. 31, 2016			6	69,507

[1]	Net of taxes of $0.3 million, $0.7 million, and $2.1 million for the years ended December 31, 2016, 2015, and 2014, respectively.